Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.          Cash and Cash Equivalents and Restricted Cash:
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statements of cash flows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	48,065	48,244
Restricted cash	5,109	8,109
Restricted cash, non-current	6,300	6,300
Total	59,474	62,653

Restricted cash as of June 30, 2026 includes a $5,000 term deposit as pledged, at the Company’s option, capital for a one-month period as per the October 2024 Alpha Bank Loan Facility (Note 9) and $109 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of June 30, 2026 includes $3,000 of minimum liquidity requirements as per the February 2025 Piraeus Bank Loan Facility (Note 9), $2,800 of minimum liquidity requirements as per the December 2025 Danish Ship Finance Loan Facility (Note 9) and $500 of minimum liquidity requirements as per the June 2026 Alpha Bank Loan Facility (Note 9). Minimum liquidity, not legally restricted, as of June 30, 2026, of $9,500 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents” in the unaudited interim condensed consolidated balance sheet.

Restricted cash as of December 31, 2025 includes a $8,000 term deposit as pledged, at the Company’s option, capital for a one-month period as per the October 2024 Alpha Bank Loan Facility (Note 9) and $109 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of December 31, 2025 includes $3,000 of minimum liquidity requirements as per the February 2025 Piraeus Bank Loan Facility (Note 9), $2,800 of minimum liquidity requirements as per the December 2025 Danish Ship Finance Loan Facility (Note 9) and $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 9). Minimum liquidity, not legally restricted, as of December 31, 2025, of $10,000 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents” in the unaudited interim condensed consolidated balance sheet.